INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories

	As at December 31
(In millions of dollars)	2022	2021

Wireless devices and accessories	357	436
Other finished goods and merchandise	81	99

Total inventories	438	535